WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
WARRANT LIABILITY
Schedule of reconciliation of the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	Warrant liability
	RMB	USD
Fair value at January 1, 2019	19,520	2,804
Change in fair value	8,322	1,195
Conversion to Series B-1 Preferred Shares	(27,842)	(3,999)
Fair value at December 31, 2019	—	—